Environmental and other provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Disclosure of detailed information about changes in provisions [Table Text Block]
	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units[3]	Other[2]	Total
Balance, January 1, 2023	$276,402	$6,872	$6,855	$2,989	$10,213	$303,331
Net change in provision	(4,017)	1,094	2,959	382	4,689	5,107
Copper Mountain, acquired provision	12,702	-	-	-	-	12,702
Disbursements	(2,069)	-	(5,138)	(1,075)	(2,402)	(10,684)
Unwinding of discount (note 7f)	9,948	-	-	-	-	9,948
Effect of change in discount rate	18,520	-	-	-	-	18,520
Effect of foreign exchange	3,855	71	39	45	35	4,045
Effect of change in share price	-	623	373	239	-	1,235
Balance, December 31, 2023	$315,341	$8,660	$5,088	$2,580	$12,535	$344,204
	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units3	Other[2]	Total
Balance, January 1, 2022	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518
Net additional provisions made	13,440	1,184	3,866	239	3,918	22,647
Disbursements	(15,460)	-	(6,232)	(1,115)	(3,633)	(26,440)
Unwinding of discount (note 7f)	8,498	-	-	-	-	8,498
Effect of change in discount rate	(184,508)	-	-	-	-	(184,508)
Effect of foreign exchange	(13,368)	(386)	(352)	(287)	(392)	(14,785)
Effect of change in share price	-	(2,033)	(1,316)	(1,250)	-	(4,599)
Balance, December 31, 2022	$276,402	$6,872	$6,855	$2,989	$10,213	$303,331

Disclosure of detailed information about provisions [Table Text Block]
December 31, 2023	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 16)	$1,370	$8,660	$2,147	$727	$9,388	$22,292
Non-current	313,971	-	2,941	1,853	3,147	321,912
	$315,341	$8,660	$5,088	$2,580	$12,535	$344,204
December 31, 2022	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 16)	$4,162	$6,872	$4,836	$1,736	$6,485	$24,091
Non-current	272,240	-	2,019	1,253	3,728	279,240
	$276,402	$6,872	$6,855	$2,989	$10,213	$303,331